Accumulated Other Comprehensive Income/ (Loss)	12 Months Ended
Dec. 31, 2015
Accumulated other comprehensive loss [Abstract]
Accumulated Other Comprehensive Income/(Loss):
16. Accumulated other comprehensive income/(loss):

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Year ended December 31,
	2014			2015
	Attributable to Dryships	Attributable to non controlling interest	Total	Attributable to Dryships	Attributable to non controlling interest	Total
Cash flows hedges realized gain/(loss)	$(8,570)	$(5,878)	$(14,448)	$225	$-	$225
Actuarial pension gain	1,948	1,336	3,284	8	-	8
Total	$(6,622)	$(4,542)	$(11,164)	$233	$-	$233